Intangible Assets (Details) - Schedule of Changes in Intangible Assets - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Software [Member]
Amortizing:
Balance as beginning	$ 24,941	$ 21,079	$ 21,079
Balance at ending			24,941	$ 21,079
Customer relationships [Member]
Amortizing:
Balance as beginning	486,166	549,705	549,705
Balance at ending			486,166	549,705
Supplier contracts [Member]
Amortizing:
Balance as beginning	28,077	30,509	30,509
Balance at ending			28,077	30,509
Intangible assets [Member]
Amortizing:
Balance as beginning	1,985,595	1,979,491	1,979,491
Additions	17,061	3,160	46,261	8,456	$ 9,811
Amortization	(55,942)	(52,582)	(107,597)	(107,781)	(107,482)
Exchange rate variation	(54,680)	61,081	(69,914)	102,591	55,504
Balance at ending	1,892,033	1,991,001	1,985,595	1,979,491
Disposals		(149)
Amortizing [Member] | Trademark [Member]
Amortizing:
Balance as beginning	341,183	315,912	315,912
Additions	540		35,496	6
Amortization	(14,798)	(11,168)	(24,166)	(22,230)	(19,258)
Exchange rate variation	(11,302)	(360)	(13,941)	18,454	5,107
Balance at ending	315,623	304,384	341,183	315,912
Disposals
Amortizing [Member] | Software [Member]
Amortizing:
Balance as beginning	24,941	21,079	21,079
Additions	16,043	3,034	7,527	8,081	6,160
Amortization	(2,935)	(2,448)	(5,121)	(4,503)	(4,212)
Exchange rate variation	(3,815)	1,633	(1,468)	(835)	(713)
Balance at ending	34,233	23,241	24,941	21,079
Disposals		(57)
Amortizing [Member] | Customer relationships [Member]
Amortizing:
Balance as beginning	486,166	549,705	549,705
Additions			2,370
Amortization	(36,185)	(36,927)	(74,213)	(76,529)	(79,830)
Exchange rate variation	(3,372)	9,658	(10,738)	23,178	25,680
Balance at ending	446,609	522,372	486,166	549,705
Disposals		(64)
Amortizing [Member] | Supplier contracts [Member]
Amortizing:
Balance as beginning	28,077	30,509	30,509
Additions					2,077
Amortization	(1,898)	(1,900)	(3,822)	(3,773)	(3,646)
Exchange rate variation	(2,304)	1,491	(1,390)	(1,315)	1,397
Balance at ending	23,875	30,100	28,077	30,509
Disposals
Amortizing [Member] | Others [Member]
Amortizing:
Balance as beginning	1,044	833	833
Additions	29	31	501	38
Amortization	(126)	(139)	(275)	(746)	(536)
Exchange rate variation	(63)	1	(13)	16	20
Balance at ending	884	698	1,044	833
Disposals		(28)
Non-amortizing [Member] | Trademark [Member]
Amortizing:
Balance as beginning	1,092,793	1,050,106	1,050,106
Additions	449	95	367	331	1,574
Amortization
Exchange rate variation	(33,756)	48,677	(42,320)	62,845	23,833
Balance at ending	1,059,486	1,098,878	1,092,793	1,050,106
Disposals
Non-amortizing [Member] | Water rights [Member]
Amortizing:
Balance as beginning	11,391	11,347	11,347
Additions
Amortization
Exchange rate variation	(68)	(19)	(44)	248	$ 180
Balance at ending	$ 11,323	11,328	$ 11,391	$ 11,347
Disposals